Note 7 - Stockholder's Equity - Summary of Convertible Preferred Stock (Details)	Mar. 31, 2023 shares	Dec. 31, 2022 shares	Jul. 29, 2022 shares
Preferred Stock, Shares Outstanding (in shares)	0	0	145,130,628
Common Stock, Shares (in shares)			14,868,374
Series A-1 Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in shares)			39,196,116
Conversion Ratio			0.102448
Common Stock, Shares (in shares)			4,015,564
Series A-2 Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in shares)			12,625,343
Conversion Ratio			0.102448
Common Stock, Shares (in shares)			1,293,442
Series B Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in shares)			14,218,546
Conversion Ratio			0.102448
Common Stock, Shares (in shares)			1,456,662
Series C Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in shares)			79,090,623
Conversion Ratio			0.102448
Common Stock, Shares (in shares)			8,102,706